RELATED PARTY TRANSACTIONS AND BALANCES (Transactions) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Lease expiration date	Jan. 31, 2018
ReneSola Ltd. [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party		¥ 557,097	¥ 33,936,022
Purchases from related party	¥ 62,640	22,977,148	¥ 3,968,340
Jiangxi Desun Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchases from related party		1,252,979
Term of lease	10 years
Lease expiration date	Dec. 31, 2017
Rental expenses from related parties	¥ 1,100,304	1,100,304	¥ 1,100,304
Shareholders Guarantee of Short Term Debt [Member]
Related Party Transaction [Line Items]
Amount of debt secured by related part guarantees	¥ 391,905,224	¥ 494,963,947
Jinchuan Group [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party			758,075,064
Shareholders Guarantee of Long Term Debt [Member]
Related Party Transaction [Line Items]
Amount of debt secured by related part guarantees	¥ 662,400,878	¥ 141,400,000
Subsidiaries of China Development Bank [Member]
Related Party Transaction [Line Items]
Borrowings from related party	1,210,000,000	1,002,140,000	360,000,000
Repayment of borrowings from related party	409,640,000	4,000,000	2,000,000
Interest charges in connection with the borrowings	¥ 107,011,736	¥ 52,883,293	¥ 20,114,758